OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10395

                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2006 through April 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


                                     PIONEER
                                     -------
                                     GLOBAL
                                   HIGH YIELD
                                      FUND


                                   Semiannual
                                     Report


                                     4/30/07


[LOGO]PIONEER
      Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               14

Schedule of Investments                                                       16

Financial Statements                                                          37

Notes to Financial Statements                                                 45

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       54

Trustees, Officers and Service Providers                                      60

                                                                     President's


 Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

The markets were supported by relatively low short-term interest rates and generally strong economies around the globe. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 15% over the twelve months ending April 30, 2007. European and Emerging Markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 18%, respectively. The U.S. bond market, despite growing concerns about the health of the U.S. mortgage industry, gained roughly 8%, as measured by the Lehman Brothers Aggregate Bond Index. The High Yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 12%.

The climate for investors continues to appear generally positive. While still strong, the U.S. economy has slowed. That was due in large part to a slowdown in new home construction and, in part, to the lagging effects of rising energy and commodity prices and rising short-term interest rates. This was also due, in part, to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and although U.S. economic growth has slowed, we believe it will continue to grow, albeit at a slower rate. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese

Letter


economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up," led by China, which continues its rise as a world economic power.

While the economic outlook appears generally favorable for investors, sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07
--------------------------------------------------------------------------------

Spurred by persistent, if decelerating growth in the United States, and a sustained and vigorous economic expansion outside the United States, credit-sensitive high-yield bonds delivered strong performance during the six months ended April 30, 2007. Solid business fundamentals led to higher corporate profits, underpinning investor confidence in higher yielding corporate bonds. In the following discussion, Andrew D. Feltus, leader of the team managing Pioneer Global High Yield Fund, provides an update on the Fund, its investment strategies and the investment environment for the six months.

Q:  How did the Fund perform?

A: The Fund did well, outperforming its benchmarks and competitive peer group averages during a favorable period for high-yield investing. Pioneer Global High Yield Bond Fund Class A shares had a total return of 8.57% at net asset value for the six months ended April 30, 2007. During the same period, the Merrill Lynch Global High Yield and Emerging Markets Plus Index generated 7.04%, while the Merrill Lynch High Yield Master II Index posted 6.91%. The average return of the 456 funds in Lipper's High
    Current Yield category was 6.61% for the six months. On April 30, 2007, the Fund's 30-day SEC yield for Class A shares was 6.86%.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that contributed to the Fund's outperformance?

A: Encouraged by a supportive economic backdrop, investors were willing to take credit risk to capture the yield advantages offered by higher yielding bond investments, despite some brief periods of volatility. Economies were strong throughout the world, with many of them growing faster than the economy in the United States. International geopolitical tensions also appeared to recede a bit during the six months. Even though gross domestic product (GDP)

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    growth decelerated in the first quarter of 2007, that slowing did not have a major impact on business fundamentals, which kept improving. Rather, the deceleration appeared to be related to factors such as a reduction in business inventories, the problems in the housing industry, and a decline in federal spending. The drags on the expansion did not stop profits from growing, employment from increasing and personal savings from rising. Within the high-yield market, defaults continued to decline, encouraging investments in high-yield bonds.

Q:  What were your principal strategies during the period?

A: We positioned the Fund consistently throughout the period, overweighting domestic corporate high yield bonds, while de-emphasizing emerging-market debt and European high-yield corporate bonds, both of which we thought were richly priced relative to their downside risks. The positioning helped in general as U.S. high-yield bonds outperformed emerging market debt over the period. However, the limited exposure to European high-yield bonds did not support results, as the euro gained 6% in value relative to the U.S. dollar during the six months, lifting the performance of investments denominated in euro and euro-linked currencies.

    At the end of the six months, approximately 61% of the Fund's assets were invested in U.S. high-yield bonds, with approximately 26% of the Fund's assets invested in emerging market debt, approximately 10% in high-yield corporate bonds denominated in foreign currencies, and approximately 3% in cash and equivalents. Average credit quality of the portfolio was B-, and the Fund's effective duration was 4.03 years. (Duration is a measure of a bond's price sensitivity to changes in interest rates.)

Q:  What were some of the individual investments that influenced performance?

A: The single top contributor to results for the period was the Fund's investment in the bonds of FMG, an Australian mining company launching a major iron-ore mining and shipping project keyed to the strong growth in demand from China and other emerging markets. Several of our high-yield bond holdings were bought back at premium prices by their issuing companies as a result of either mergers or initial stock offerings. They included bonds

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07                             (continued)
--------------------------------------------------------------------------------

    of: Eschelon, which provides telecommunications service systems to large institutions; Stratos Global, a Canadian-based company that provides satellite communications services; and Trustreet, a real estate investment trust specializing in restaurant properties.

    During an otherwise successful period, some holdings did underperform. Bonds of Bulgarian Steel lost value as the company's anticipated revival under the ownership of an Indian company failed to proceed as quickly as anticipated. In addition, bonds of several Kazak banking institutions, including BTA, Kaz Alliance and ATF, lagged the market. While each of those banks grew, the performance of their bonds was undercut by the banks' decisions to issue additional debt.

Q:  What is your investment outlook?

A: We remain optimistic about opportunities in the high-yield market, although investors should not anticipate outsized returns going forward in 2007.
    The fundamentals of corporate high-yield issuers remain strong and valuations of bond issues appear reasonable, although not cheap. In addition, we believe the equity market is relatively inexpensive, which usually is a good omen for the high-yield market, whose performance in the past typically has moved in the same direction as equities. However, investors should realize that the yield advantages of higher yielding bonds over high-quality securities are relatively tight. This is especially true outside the United States, and we expect to maintain the current emphasis on domestic high-yield bonds for the foreseeable future.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Fund can invest in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Corporate Bonds                                                             86.8%
Senior Secured Loans                                                         3.9%
Asset-Backed Securities                                                      3.5%
Temporary Cash Investment                                                    2.8%
Municipal Bonds                                                              0.8%
Convertible Corporate Bonds                                                  0.8%
Collateralized Mortgage Obligations                                          0.5%
Foreign Government Bonds                                                     0.8%
Warrants                                                                     0.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total debt holdings)*

  1. NCO Group, Inc., 11.875%, 11/15/14 (144A)                              1.08%
  2. True Move Co., Ltd., 10.75%, 12/16/13 (144A)                           0.99
  3. Exopac Holding Corp., 11.25%, 2/1/14                                   0.98
  4. Broadview Networks Holdings, 11.375%, 9/1/12 (144A)                    0.97
  5. PGS Solutions, Inc., 9.875%, 2/15/17 (144A)                            0.91
  6. Pegasus Solutions, Inc., 10.5%, 4/15/15                                0.87
  7. Petromena AS, 9.75%, 5/24/12 (144A)                                    0.86
  8. Tropicana (Wimar), 9.625%, 12/15/14 (144A)                             0.84
  9. Builders Firstsource, Inc., Floating Rate Note, 2/15/12                0.83
 10. Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)                                 0.83

* The list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Global High Yield Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class       4/30/07           10/31/06
 -----       -------           --------
   A         $12.83             $12.34
   B         $12.80             $12.31
   C         $12.76             $12.28
   Y         $12.62             $12.19

Distributions Per Share
--------------------------------------------------------------------------------

                          11/1/06 - 4/30/07
                          -----------------
         Net Investment       Short-Term           Long-Term
 Class       Income         Capital Gains        Capital Gains
 -----       ------         -------------        -------------
   A        $0.4848            $0.0304             $0.0306
   B        $0.4318            $0.0304             $0.0306
   C        $0.4354            $0.0304             $0.0306
   Y        $0.4867            $0.0304             $0.0306

--------------------------------------------------------------------------------
INDEX DEFINITION
--------------------------------------------------------------------------------

The Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index tracks the performance of the below and border-line investment-grade global debt markets denominated in the major developed market currencies. The index includes sovereign issuers rated BBB1 and lower along with corporate issuers rated BB1 and lower. There are no restrictions on issuer country of domicile. However, the bonds must be publicly issued in a developed market (i.e., investment-grade country). Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts appearing on pages 10-13.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

-----------------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2007)
                                     Net Asset    Public Offering
Period                              Value (NAV)     Price (POP)
Life-of-Class
(8/27/01)                             14.30%          13.38%
5 Years                               15.04           13.98
1 Year                                13.63            8.49
-----------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                                       Gross          Net
                                       1.18%          1.10%
-----------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Global       ML Global High Yield and
           High Yield Fund      Emerging Markets Plus Index
8/01            9550                     10000
4/02           10135                     10157
4/03           12068                     11601
4/04           14198                     13332
4/05           16103                     14714
4/06           17971                     16192
4/07           20420                     18298

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/10 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2007)
                                        If            If
Period                                 Held        Redeemed
Life-of-Class
(11/21/03)                            11.44%        10.99%
1 Year                                12.64          8.64
-----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)
                                       Gross         Net

                                       1.96%         1.96%
-----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Global       ML Global High Yield and
           High Yield Fund      Emerging Markets Plus Index
11/03          10000                     10000
 4/04          10277                     10322
 4/05          11563                     11391
 4/06          12811                     12536
 4/07          14230                     14166

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

-----------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2007)
                                        If            If
Period                                 Held        Redeemed
Life-of-Class
(11/21/03)                            11.24%        11.24%
1 Year                                12.72         12.72
-----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)
                                       Gross         Net

                                       1.89%         1.89%
-----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Global       ML Global High Yield and
           High Yield Fund      Emerging Markets Plus Index
11/03          10000                     10000
 4/04          10211                     10322
 4/05          11487                     11391
 4/06          12724                     12536
 4/07          14343                     14166

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Global High Yield Fund, compared to that of the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index.

----------------------------------------------------------
Average Annual Total Returns
(As of April 30, 2007)
                                        If            If
Period                                 Held        Redeemed
Life-of-Class
(8/27/01)                             14.01%        14.01%
5 Years                               14.72         14.72
1 Year                                14.00         14.00
----------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                                       Gross         Net
                                       0.73%         0.73%
----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

            Pioneer Global       ML Global High Yield and
           High Yield Fund      Emerging Markets Plus Index
8/01           10000                     10000
4/02           10643                     10157
4/03           12674                     11601
4/04           14910                     13332
4/05           16911                     14714
4/06           18547                     16192
4/07           21144                     18298

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 4/30/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on actual returns from November 1, 2006 through April 30, 2007.

Share Class                            A               B               C               Y
--------------------------------------------------------------------------------------------
 Beginning Account Value          $ 1,000.00      $ 1,000.00      $ 1,000.00      $ 1,000.00
 On 11/1/06

 Ending Account Value             $ 1,085.70      $ 1,081.40      $ 1,081.10      $ 1,081.90
 On 4/30/07

 Expenses Paid During Period*     $     5.53      $     9.70      $     9.44      $     3.66

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.88%, 1.83% and 0.71% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2006 through April 30, 2007.

Share Class                            A               B              C               Y
-------------------------------------------------------------------------------------------
 Beginning Account Value          $ 1,000.00      $ 1,000.00     $ 1,000.00      $ 1,000.00
 On 11/1/06

 Ending Account Value             $ 1,019.49      $ 1,015.47     $ 1,015.72      $ 1,021.27
 On 4/30/07

 Expenses Paid During Period*     $     5.36      $     9.39     $     9.15      $     3.56

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.88%, 1.83% and 0.71% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)
--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                            Value
                                 CONVERTIBLE CORPORATE BONDS - 0.7%
                                 Pharmaceuticals & Biotechnology - 0.1%
                                 Pharmaceuticals - 0.1%
$    2,940,000                   Pharm Resources, 2.875%, 9/30/10               $    2,781,975
                                                                                --------------
                                 Total Pharmaceuticals & Biotechnology          $    2,781,975
                                                                                --------------
                                 Real Estate - 0.4%
                                 Retail Real Estate Investment Trust - 0.4%
     8,000,000                   General Growth Properties, 3.98%,
                                   4/15/27 (144A)                               $    7,810,000
                                                                                --------------
                                 Total Real Estate                              $    7,810,000
                                                                                --------------
                                 Software & Services - 0.2%
                                 Systems Software - 0.2%
     3,270,000                   Macrovision Corp., 2.625%, 8/15/11 (144A)      $    3,609,263
                                                                                --------------
                                 Total Software & Services                      $    3,609,263
                                                                                --------------
                                 TOTAL CONVERTIBLE CORPORATE BONDS
                                 (Cost $13,679,372)                             $   14,201,238
                                                                                --------------
                                 ASSET BACKED SECURITIES - 3.5%
                                 Energy - 0.3%
                                 Oil & Gas Equipment & Services - 0.2%
     3,300,000                   Sevan Marine ASA, 0.0%, 5/14/13 (144A)         $    3,324,750
                                                                                --------------
                                 Oil & Gas Exploration & Production - 0.1%
     1,926,584                   Gazprom International SA, 7.201%,
                                   2/1/20 (144A)                                $    2,037,363
                                                                                --------------
                                 Total Energy                                   $    5,362,113
                                                                                --------------
                                 Transportation - 0.4%
                                 Airlines - 0.4%
       834,323                   American Airlines, Inc., 7.377%, 5/23/19       $      828,066
     4,810,256                   American Airlines, Inc., 7.379%, 5/23/16            4,726,076
       124,524                   Continental Airlines, Inc., 8.312%, 4/2/11            128,883
     1,677,243                   Continental Airlines, Inc., 8.499%, 5/1/11          1,727,560
                                                                                --------------
                                                                                $    7,410,585
                                                                                --------------
                                 Total Transportation                           $    7,410,585
                                                                                --------------
                                 Consumer Services - 0.2%
                                 Restaurants - 0.2%
     3,340,000                   Dunkin Brands Master Finance LLC, 8.28%,
                                   6/20/31 (144A)                               $    3,423,747
                                                                                --------------
                                 Total Consumer Services                        $    3,423,747
                                                                                --------------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                            Value
                                 Retailing - 0.5%
                                 Distributors - 0.5%
$    9,600,000                   Intcomex, Inc., 11.75%, 1/15/11                $    9,948,000
                                                                                --------------
                                 Total Retailing                                $    9,948,000
                                                                                --------------
                                 Food & Drug Retailing - 0.5%
                                 Food Retail - 0.5%
     8,785,000                   Dominos Pizza Master Issuer LLC,
                                   7.629%, 4/25/37                              $    8,785,000
                                                                                --------------
                                 Total Food & Drug Retailing                    $    8,785,000
                                                                                --------------
                                 Banks - 0.3%
                                 Thrifts & Mortgage Finance - 0.3%
     5,985,000        8.62       Taganka Car Loan Finance Plc, Floating Rate
                                   Note, 11/14/13 (144A)                        $    5,985,000
                                                                                --------------
                                 Total Banks                                    $    5,985,000
                                                                                --------------
                                 Technology Hardware & Equipment - 0.6%
                                 Electronic Manufacturing Services - 0.6%
    10,935,000                   CIA Transporte Energia, 8.875%,
                                   12/15/16 (144A)                              $   11,017,013
                                                                                --------------
                                 Total Technology Hardware & Equipment          $   11,017,013
                                                                                --------------
                                 Utilities - 0.7%
                                 Electric Utilities - 0.7%
     1,634,001                   FPL Energy National Wind, 6.125%,
                                   3/25/19 (144A)                               $    1,613,641
     1,952,280                   FPL Energy Wind Funding, 6.876%,
                                   6/27/17 (144A)                                    1,971,803
     8,657,370                   Ormat Funding Corp., 8.25%, 12/30/20                8,830,517
                                                                                --------------
                                                                                $   12,415,961
                                                                                --------------
                                 Total Utilities                                $   12,415,961
                                                                                --------------
                                 TOTAL ASSET BACKED SECURITIES
                                 (Cost $62,701,113)                             $   64,347,419
                                                                                --------------
                                 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
                                 Banks - 0.5%
                                 Thrifts & Mortgage Finance - 0.5%
     4,890,000                   SBA CMBS Trust, 7.825%, 11/15/36               $    4,884,658
     4,315,000                   T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)          4,403,828
                                                                                --------------
                                                                                $    9,288,486
                                                                                --------------
                                 Total Banks                                    $    9,288,486
                                                                                --------------
                                 TOTAL COLLATERALIZED MORTGAGE
                                   OBLIGATIONS
                                 (Cost $9,204,897)                              $    9,288,486
                                                                                --------------


 The accompanying notes are an integral part of these financial statements.  17

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

            Principal        Floating
              Amount         Rate (c)                                                              Value
                                         CORPORATE BONDS - 86.0%
                                         Energy - 10.7%
                                         Coal & Consumable Fuels - 1.0%
        $    5,800,000                   Adaro Finance B.V., 8.5%, 12/8/10 (144A)         $    6,090,000
            12,800,000                   Massey Energy Co., 6.875%, 12/15/13                  12,352,000
                                                                                          --------------
                                                                                          $   18,442,000
                                                                                          --------------
                                         Integrated Oil & Gas - 0.2%
             2,455,000                   Tristan Oil, Ltd., 10.50%, 1/1/12 (144A)         $    2,596,163
                                                                                          --------------
                                         Oil & Gas Drilling - 2.0%
            12,000,000                   DDI Holdings AS, 9.3%, 1/19/12 (144A)            $   12,570,000
             1,450,000                   DDI Holdings AS, 9.3%, 4/23/12 (144A)                 1,515,250
             6,500,000                   Norse Energy ASA, 10.0%, 7/13/10                      1,087,615
            11,203,000                   Norse Energy ASA, 6.5%, 7/14/11 (144A)                9,046,423
NOK         32,500,000                   PetroJack AS, 11.0%, 4/12/10                          5,465,400
             8,200,000                   Skeie Drilling, 11.25%, 3/8/13                        8,200,000
                                                                                          --------------
                                                                                          $   37,884,688
                                                                                          --------------
                                         Oil & Gas Equipment & Services - 2.3%
             4,265,000                   Complete Production Services, 8.0%,
                                           12/15/16 (144A)                                $    4,408,944
            87,000,000                   Petromena AS, 9.75%, 5/24/12 (144A)                  15,435,130
             3,765,000        11.60      Pipe Acquisition Finance, Floating Rate Note,
                                           12/15/10 (144A)                                     3,873,244
             4,000,000                   Semgroup LP, 8.75%, 11/15/15 (144A)                   4,130,000
NOK          6,500,000                   Sevan Marine ASA, 9.25%, 12/20/11 (144A)              6,711,250
NOK         33,000,000                   Sevan Marine, 9.0%, 3/31/08                           5,702,094
NOK          9,500,000                   Thule Drilling 10.0%, 5/10/07                         1,597,578
NOK          8,500,000                   Thule Drilling 10.0%, 5/10/07                         1,429,412
                                                                                          --------------
                                                                                          $   43,287,652
                                                                                          --------------
                                         Oil & Gas Exploration & Production - 4.0%
                60,000                   Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)      $       63,000
             4,485,000                   Baytex Energy, Ltd., 9.625%, 7/15/10                  4,709,250
             1,505,000                   Berry Petroleum Co., 8.25%, 11/1/16                   1,508,763
             1,750,000                   Chesapeake Energy Corp., 6.25%, 1/15/17               2,466,838
             5,750,000                   Chesapeake Energy Corp., 7.625%, 7/15/13              6,095,000
             4,270,000                   Harvest Operations Corp., 7.875%, 10/15/11            4,141,900
             7,495,000                   Hilcorp Energy, 7.75%, 11/1/15 (144A)                 7,532,475
             4,390,000                   Hilcorp Energy, 9.0%, 6/1/16 (144A)                   4,697,300
NOK         48,000,000                   PA Resources AB, 8.75%, 3/10/10                       8,031,615
             1,500,000        11.36      Petroprod, Ltd., Floating Rate Note, 1/12/12          1,530,000
             5,950,000                   Petroquest Energy, Inc., 10.375%, 5/15/12             6,247,500
             1,550,000                   Pogo Producing Co., 6.625%, 3/15/15                   1,515,125
             4,740,000                   Pogo Producing Co., 6.875%, 10/1/17                   4,645,200


18  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                              Value
                                 Oil & Gas Exploration & Production - (continued)
$    5,065,000                   Quicksilver Resources, Inc., 7.125%, 4/1/16      $    5,039,675
     5,860,000                   Range Resources Corp., 7.5%, 5/15/16                  6,079,750
     2,405,000                   Stone Energy Corp., 6.75%, 12/15/14                   2,248,675
     6,980,000                   Verasun Energy Corp., 9.875%, 12/15/12                7,363,900
                                                                                  --------------
                                                                                  $   73,915,966
                                                                                  --------------
                                 Oil & Gas Refining & Marketing - 0.7%
    12,295,000                   Aventine Renewable Energy, 10.0%, 4/1/17         $   12,786,800
                                                                                  --------------
                                 Oil & Gas Storage & Transportation - 0.5%
     5,540,000        8.375      Enterprise Products, Floating Rate Note,
                                   8/1/66                                         $    6,134,669
       960,000                   Inergy LP, 8.25%, 3/1/16                              1,017,600
     2,115,000                   Targa Resources, Inc., 8.50%, 11/1/13 (144A)          2,178,450
                                                                                  --------------
                                                                                  $    9,330,719
                                                                                  --------------
                                 Total Energy                                     $  198,243,988
                                                                                  --------------
                                 Materials - 15.6%
                                 Aluminum - 2.1%
     8,690,000                   Aleris International, Inc., 10.0%,
                                   12/15/16 (144A)                                $    9,070,188
     3,960,000                   Aleris International, Inc., 9.0%,
                                   12/15/14 (144A)                                     4,202,550
    14,260,000                   Asia Aluminum Holdings, 8.0%,
                                   12/23/11 (144A)                                    14,491,725
    11,375,000                   Indalex Holding, 11.5%, 2/1/14                       11,972,188
                                                                                  --------------
                                                                                  $   39,736,651
                                                                                  --------------
                                 Commodity Chemicals - 1.8%
       515,000                   Arco Chemical Co., 9.8%, 2/1/20                  $      605,125
    11,110,000                   Georgia Gulf Corp., 10.75%, 10/15/16 (144A)          11,054,450
     7,061,000                   Georgia Gulf Corp., 9.5%, 10/15/14 (144A)             7,061,000
     9,465,000                   Invista, 9.25%, 5/1/12 (144A)                        10,056,563
     4,900,000                   Tronox Worldwide/Finance, 9.5%, 12/1/12               5,243,000
                                                                                  --------------
                                                                                  $   34,020,138
                                                                                  --------------
                                 Construction Materials - 1.2%
    13,075,000                   Advanced Glass Yarn Corp., 11.0%,
                                   11/15/14 (144A)                                $   13,712,406
     1,500,000                   Panolan Industries International, 10.75%,
                                   10/1/13 (144A)                                      1,605,000
     6,900,000                   U.S. Concrete, Inc., 8.375%, 4/1/14                   7,029,375
                                                                                  --------------
                                                                                  $   22,346,781
                                                                                  --------------


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

             Principal        Floating
               Amount         Rate (c)                                                            Value
                                          Diversified Chemical - 2.3%
         $    6,800,000                   Basell Finance Co., 8.1%, 3/15/27 (144A)       $    6,732,000
              5,400,000                   Hexion Specialty Chemicals, 9.75%,
                                            11/15/14 (144A)                                   5,832,000
              8,335,000                   Ineos Group Holdings Plc, 7.875%,
                                            2/15/16 (144A)                                   10,753,503
EURO          3,820,000                   Nell AF Sarl, 8.375%, 8/15/15 (144A)                5,432,242
              7,875,000                   Phibro Animal Health Corp., 10.0%,
                                            8/1/13 (144A)                                     8,377,031
              3,350,000                   Phibro Animal Health Corp., 13.0%,
                                            8/1/14 (144A)                                     3,580,313
EURO          1,001,000                   Rhodia SA, 9.25%, 6/1/11                            1,431,531
                                                                                         --------------
                                                                                         $   42,138,620
                                                                                         --------------
                                          Diversified Metals & Mining - 1.8%
             12,630,000                   FMG Finance Pty, Ltd., 10.625%,
                                            9/1/16 (144A)                                $   14,777,100
              2,740,000                   Freeport-McMoran Copper & Gold,
                                            8.375%, 4/1/17                                    2,996,875
              6,625,000                   PNA Group, Inc., 10.75%, 9/1/16 (144A)              7,287,500
              2,550,000                   Vale Overseas, Ltd., 8.25%, 1/17/34                 3,132,887
              4,355,000                   Vedenta Resources Plc, 6.625%,
                                            2/22/10 (144A)                                    4,376,775
                                                                                         --------------
                                                                                         $   32,571,137
                                                                                         --------------
                                          Forest Products - 0.4%
              4,620,000                   Ainsworth Lumber, 6.75%, 3/15/14 (d)           $    3,205,538
              4,175,000                   Mandra Foresty, 12.0%, 5/15/13 (144A)               3,987,125
                                                                                         --------------
                                                                                         $    7,192,663
                                                                                         --------------
                                          Metal & Glass Containers - 1.5%
              4,245,000                   Consol Glass, Ltd., 7.625%, 4/15/14 (144A)     $    5,970,804
              9,300,000                   Impress Metal Pack Holding, 9.25%,
                                            9/15/14 (144A)                                   13,649,098
              7,320,000                   Vitro Envases Norteamerica, 9.125%,
                                            2/1/17 (144A)                                     7,667,700
                                                                                         --------------
                                                                                         $   27,287,602
                                                                                         --------------
                                          Paper Packaging - 1.8%
              8,658,000                   AEP Industries, Inc., 7.875%, 3/15/13          $    8,896,095
             13,485,000                   Graham Packaging Co., 9.875%, 10/15/14 (d)         13,956,975
              9,730,000                   Graphic Packaging Co., 9.5%, 8/15/13               10,411,100
                                                                                         --------------
                                                                                         $   33,264,170
                                                                                         --------------


20  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Principal        Floating
              Amount         Rate (c)                                                                Value
                                         Paper Products - 1.0%
        $   16,220,000                   Exopac Holding Corp., 11.25%, 2/1/14               $   17,558,150
             1,160,000                   P.H. Glatfelter, 7.125%, 5/1/16                         1,167,250
                                                                                            --------------
                                                                                            $   18,725,400
                                                                                            --------------
                                         Precious Metals & Minerals - 0.2%
             2,625,000                   Alrosa Finance SA, 8.875%, 11/17/14 (144A)         $    3,028,594
                                                                                            --------------
                                         Specialty Chemicals - 0.9%
             6,045,000                   Chemtura Corp., 6.875%, 6/1/16                     $    5,954,325
             3,260,000                   Kronos International, Inc., 6.5%, 4/15/13               4,428,465
             3,880,000                   LPG International, Inc., 7.25%, 12/20/15                4,025,500
             2,290,000                   Macermid, Inc., 9.5%, 4/15/17                           2,375,875
                                                                                            --------------
                                                                                            $   16,784,165
                                                                                            --------------
                                         Steel - 0.6%
             6,100,000                   Bulgaria Steel Finance, 12.0%, 5/4/13              $    6,579,145
             1,835,000                   CSN Islands IX Corp., 10.5%, 1/15/15 (144A)             2,183,650
             3,160,000                   Edgen Acquisition Corp., 9.875%, 2/1/11                 3,381,200
                                                                                            --------------
                                                                                            $   12,143,995
                                                                                            --------------
                                         Total Materials                                    $  289,239,916
                                                                                            --------------
                                         Capital Goods - 8.7%
                                         Building Products - 1.5%
            14,665,000        9.61       Builders Firstsource, Inc., Floating Rate Note,
                                           2/15/12                                          $   14,903,306
             7,775,000                   Esco Corp., 8.625%, 12/15/13 (144A)                     8,202,625
             4,675,000                   Loma Negra C.I.A.S.A., 7.25%, 3/15/13 (144A)            4,686,688
                                                                                            --------------
                                                                                            $   27,792,619
                                                                                            --------------
                                         Construction & Engineering - 0.6%
             2,975,000                   Desarrolladora Homex SA, 7.5%, 9/28/15             $    3,049,375
             4,450,000                   Dycom Industries, 8.125%, 10/15/15                      4,694,750
NOK         16,500,000        8.87       Sevan Drilling, Floating Rate Note, 12/7/12             2,885,731
                                                                                            --------------
                                                                                            $   10,629,856
                                                                                            --------------
                                         Construction, Farm Machinery & Heavy Trucks - 2.5%
             5,810,000                   Accuride Corp., 8.5%, 2/1/15                       $    5,998,825
             4,875,000                   American Railcar, 7.5%, 3/1/14                          5,051,719
            10,070,000                   Commercial Vehicle Group, 8.0%, 7/1/13                 10,271,400
             2,450,000                   Greenbrier Co., Inc., 8.375%, 5/15/15                   2,425,500
            13,800,000                   Stanadyne Corp., 12.0%, 2/15/15 (STEP)                 11,385,000
             4,265,000                   Stanadyne Corp., 10.0%, 8/15/14                         4,563,550
             6,370,000                   Titan Wheel International, Inc., 8.0%,
                                           1/15/12 (144A)                                        6,592,950
                                                                                            --------------
                                                                                            $   46,288,944
                                                                                            --------------


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                               Value
                                 Electrical Component & Equipment - 1.1%
$    6,560,000                   Caiua Serv Electricidad, 11.125%,
                                   4/2/49 (144A)                                   $    6,853,888
    12,000,000                   Power Contract Financing LLC, 0.681%,
                                   2/5/10 (144A)                                        9,780,000
     1,975,000                   Vac Finanzierung BMGH, 9.25%,
                                   4/15/16 (144A)                                       2,905,340
                                                                                   --------------
                                                                                   $   19,539,228
                                                                                   --------------
                                 Heavy Electrical Equipment - 1.4%
     1,068,594                   Altra Industrial Motion, 11.25%, 2/15/13          $    2,350,201
     9,800,000                   Altra Industrial Motion, 9.0%, 12/1/11                10,155,250
     9,200,000                   Altra Industrial Motion, 9.0%, 12/1/11 (144A)          9,533,500
     4,750,000                   Hawk Corp., 8.75%, 11/1/14                             4,821,250
                                                                                   --------------
                                                                                   $   26,860,201
                                                                                   --------------
                                 Industrial Conglomerates - 0.4%
     6,425,000                   Industrias Unidas, 11.5%, 11/15/16 (144A)         $    6,939,000
                                                                                   --------------
                                 Trading Companies & Distributors - 1.2%
     2,000,000                   Glencore Finance Europe, 8.0%, 2/28/49            $    2,063,446
     8,000,000                   Marfrig Overseas, Ltd., 9.625%,
                                   11/16/16 (144A)                                      8,550,000
     2,075,000                   Mobile Services Group, Inc., 9.75%,
                                   8/1/14 (144A)                                        2,251,375
    10,840,000                   Noble Group, Ltd., 6.625%, 3/17/15 (144A)             10,356,634
                                                                                   --------------
                                                                                   $   23,221,455
                                                                                   --------------
                                 Total Capital Goods                               $  161,271,303
                                                                                   --------------
                                 Commercial Services & Supplies - 3.6%
                                 Diversified Commercial Services - 1.8%
    18,800,000                   NCO Group, Inc., 11.875%, 11/15/14 (144A)         $   19,364,000
    11,870,000        10.23      NCO Group, Inc., Floating Rate Note,
                                   11/15/13 (144A)                                     11,870,000
     3,170,000                   Park-Ohio Industries, Inc., 8.375%, 11/15/14           3,138,300
                                                                                   --------------
                                                                                   $   34,372,300
                                                                                   --------------
                                 Environmental & Facilities Services - 1.5%
     3,570,000                   Clean Harbors, Inc., 11.25%, 7/15/12 (144A)       $    3,967,095
     7,330,000                   Hydrochem Industrial Service, 9.25%,
                                   2/15/13 (144A)                                       7,549,900
     7,192,858                   New Reclamation Group, 8.125%,
                                   2/1/13 (144A)                                       10,335,610
     5,300,000                   Waste Services, Inc., 9.50%, 4/15/14                   5,591,500
                                                                                   --------------
                                                                                   $   27,444,105
                                                                                   --------------


22  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             Principal        Floating
               Amount         Rate (c)                                                               Value
                                          Office Services & Supplies - 0.3%
         $    5,485,000                   Nutro Products, Inc., 10.75%, 4/15/14 (144A)      $    5,814,100
                                                                                            --------------
                                          Total Commercial Services & Supplies              $   67,630,505
                                                                                            --------------
                                          Transportation - 2.8%
                                          Airlines - 0.4%
              8,100,000                   Gol Finance, 8.75%, 4/29/49 (144A)                $    8,120,250
                                                                                            --------------
                                          Marine - 1.1%
              1,600,000       11.35       DP Producer AS, Floating Rate Note,
                                            12/5/11 (144A)                                  $    1,624,000
              3,251,000                   H-Lines Finance Holding, 11.0%, 4/1/13 (STEP)          3,064,068
              1,500,000                   Seabulk International, Inc., 9.5%, 8/15/13             1,623,750
             10,580,000                   Stena AB, 7.0%, 12/1/16                               10,421,300
              2,660,000                   Trailer Bridge, Inc., 9.25%, 11/15/11                  2,743,125
                                                                                            --------------
                                                                                            $   19,476,243
                                                                                            --------------
                                          Marine Ports & Services - 0.6%
             10,600,000                   Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)       $   11,103,500
                                                                                            --------------
                                          Railroads - 0.7%
              9,100,000                   Kansas City Southern Mex, 7.625%,
                                            12/1/13 (144A)                                  $    9,259,250
              3,855,000                   TFM SA De CV, 9.375%, 5/1/12                           4,163,400
                                                                                            --------------
                                                                                            $   13,422,650
                                                                                            --------------
                                          Total Transportation                              $   52,122,643
                                                                                            --------------
                                          Automobiles & Components - 1.8%
                                          Auto Parts & Equipment - 1.1%
             12,895,000                   Baldor Electric, 8.625%, 2/15/17                  $   13,765,413
              7,290,000                   Cooper Standard Auto, 8.375%, 12/15/14 (d)             6,670,350
                                                                                            --------------
                                                                                            $   20,435,763
                                                                                            --------------
                                          Automobile Manufacturers - 0.7%
              6,955,000                   Ford Motor Credit Corp., 7.375%, 10/28/09         $    6,960,383
              3,295,000                   Ford Motor Credit Corp., 8.0%, 12/15/16                3,222,424
EURO          1,450,000                   General Motors Corp., 7.25%, 7/3/13                    1,920,226
              1,500,000                   General Motors Acceptance Corp.,
                                            6.75%, 12/1/14                                       1,479,230
                                                                                            --------------
                                                                                            $   13,582,263
                                                                                            --------------
                                          Total Automobiles & Components                    $   34,018,026
                                                                                            --------------


 The accompanying notes are an integral part of these financial statements.   23

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                               Value
                                 Consumer Durables & Apparel - 1.8%
                                 Homebuilding - 1.1%
$    1,830,000        6.722      C10 Capital SPV, Ltd., Floating Rate Note,
                                   12/31/49                                        $    1,827,475
     2,060,000        6.64       C8 Capital SPV, Ltd., Floating Rate Note,
                                   12/31/49                                             2,065,871
     4,120,000                   Urbi Desarrollos Urbanos, 8.5%,
                                   4/19/16 (144A)                                       4,480,500
     1,805,000                   WCI Communities, Inc., 6.625%, 3/15/15 (d)             1,696,700
     1,760,000                   WCI Communities, Inc., 7.875%, 10/1/13 (d)             1,689,600
     9,620,000                   William Lyon Homes, 7.5%, 2/15/14 (d)                  8,513,700
                                                                                   --------------
                                                                                   $   20,273,846
                                                                                   --------------
                                 Household Appliances - 0.1%
     3,455,000                   Tech Olympic U.S.A, Inc., 10.375%, 7/1/12 (d)     $    2,755,363
                                                                                   --------------
                                 Housewares & Specialties - 0.6%
     3,630,000                   Jarden Corp., 7.5%, 5/1/17                        $    3,716,213
     6,890,000                   Yankee Acquisition Corp., 9.75%,
                                   2/15/17 (144A)                                       7,096,700
                                                                                   --------------
                                                                                   $   10,812,913
                                                                                   --------------
                                 Total Consumer Durables & Apparel                 $   33,842,122
                                                                                   --------------
                                 Consumer Services - 3.7%
                                 Casinos & Gaming - 3.6%
     3,200,000                   Codere Finance SA, 8.25%, 6/15/15 (144A)          $    4,723,769
     4,195,000                   Galaxy Entertainment Financial, 9.875%,
                                   12/15/12 (144A)                                      4,593,525
     6,260,000                   Little Traverse Bay Odawa Inn, 10.25%,
                                   2/15/14 (144A)                                       6,447,800
     6,960,000        8.25       Lottomatica S.p.A., Floating Rate Note,
                                   3/31/66 (144A)                                      10,547,384
     3,365,000                   Peermont Global, Ltd., 7.75%, 4/30/14 (144A)           4,731,203
     3,725,000                   Pokagon Gaming Authority, 10.375%,
                                   6/15/14 (144A)                                       4,172,000
     2,155,000                   San Pasqual Casino, 8.0%, 9/15/13 (144A)               2,219,650
     7,255,000                   Station Casinos, Inc., 6.625%, 3/15/18                 6,638,325
    14,850,000                   Tropicana (Wimar), 9.625%, 12/15/14 (144A)            15,072,750
     7,400,000                   Trump Entertainment Resorts, 8.5%, 6/1/15              7,446,250
                                                                                   --------------
                                                                                   $   66,592,656
                                                                                   --------------
                                 Hotels, Resorts & Cruise Lines - 0.1%
     1,000,000        10.07      HRP Myrtle Beach, Floating Rate Note,
                                   4/1/12 (144A)                                   $    1,005,000
                                                                                   --------------


24  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             Principal        Floating
               Amount         Rate (c)                                                              Value
                                          Specialized Consumer Services - 0.0%
         $      450,000       5.43        Tui AG, Floating Rate Note, 12/10/10 (144A)      $      612,827
                                                                                           --------------
                                          Total Consumer Services                          $   68,210,483
                                                                                           --------------
                                          Media - 2.5%
                                          Broadcasting & Cable TV - 1.3%
              9,740,000                   C&M Finance, Ltd., 8.1%, 2/1/16 (144A)           $   10,336,575
              4,760,000                   CCH I LLC, 11.0%, 10/1/15                             5,057,500
              3,395,000                   CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10             3,607,188
EURO          4,790,000                   Kabel Deutschland GMBH, 10.625%, 7/1/14               5,352,825
                                                                                           --------------
                                                                                           $   24,354,088
                                                                                           --------------
                                          Movies & Entertainment - 0.6%
             11,670,000                   Corp Interamer De Entret, 8.875%,
                                            6/14/15 (144A)                                 $   12,034,688
                                                                                           --------------
                                          Publishing - 0.6%
              3,802,373                   AAC Group Holding Corp., 12.75%, 10/1/12         $    4,182,610
              2,665,000                   Sheridan Acquisition Corp., 10.25%, 8/15/11           2,774,931
              3,580,000                   Visant Holding Corp., 10.25%, 12/1/13 (STEP)          3,329,400
                                                                                           --------------
                                                                                           $   10,286,941
                                                                                           --------------
                                          Total Media                                      $   46,675,717
                                                                                           --------------
                                          Food & Drug Retailing - 0.8%
                                          Drug Retail - 0.2%
              4,410,000                   Duane Reade, Inc., 9.75%, 8/1/11                 $    4,387,950
                                                                                           --------------
                                          Food Distributors - 0.6%
              5,100,000                   Fabrica de Productos, 9.25%, 2/23/17 (144A)      $    5,068,380
              4,735,000                   JBS SA, 10.5%, 8/4/16 (144A)                          5,421,575
                                                                                           --------------
                                                                                           $   10,489,955
                                                                                           --------------
                                          Total Food & Drug Retailing                      $   14,877,905
                                                                                           --------------
                                          Food, Beverage & Tobacco - 1.9%
                                          Agricultural Products - 0.8%
             14,530,000                   Cosan SA Industria, 8.25%, 2/15/49 (144A)        $   14,657,138
                                                                                           --------------
                                          Brewers - 0.4%
              1,495,000                   Argentine Beverages, 7.375%, 3/22/12 (144A)      $    1,536,113
              5,455,000                   Cerveceria Nacio, 8.0%, 3/27/14 (144A)                5,632,288
                120,000                   Cia Brasileira de Bebida, 8.75%, 9/15/13                140,100
                                                                                           --------------
                                                                                           $    7,308,501
                                                                                           --------------
                                          Distillers & Vintners - 0.2%
              3,286,800                   Belvedere, 7.692%, 4/11/14                       $    4,341,919
                                                                                           --------------
                                          Packaged Foods & Meats - 0.3%
              5,360,000                   Bertin, Ltd., 10.25%, 10/5/16 (144A)             $    5,983,100
                                                                                           --------------


 The accompanying notes are an integral part of these financial statements.   25

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                             Value
                                 Tobacco - 0.2%
$    3,315,000                   Alliance One International, 8.5%,
                                   5/15/12 (144A)                                $    3,422,738
                                                                                 --------------
                                 Total Food, Beverage & Tobacco                  $   35,713,396
                                                                                 --------------
                                 Health Care Equipment & Services - 2.5%
                                 Health Care Equipment - 0.3%
     6,435,000                   Accellent, Inc., 10.5%, 12/1/13                 $    6,611,963
                                                                                 --------------
                                 Health Care Facilities - 1.0%
     5,285,000                   Hanger Orthopedic Group., 10.25%, 6/1/14        $    5,668,163
     6,445,000                   HCA, Inc., 9.625%, 11/15/16                          7,033,106
     5,300,000                   Psychiatric Solutions, 7.75%, 7/15/15                5,419,250
     1,000,000                   Sun Healthcare Group, Inc., 9.125%,
                                   4/15/15 (144A)                                     1,040,000
                                                                                 --------------
                                                                                 $   19,160,519
                                                                                 --------------
                                 Health Care Services - 0.3%
     1,100,000                   AMR Holdco/Emcar Holdco, 10.0%, 2/15/15         $    1,210,000
     3,665,000                   Rural/Metro Corp., 9.875%, 3/15/15                   3,903,225
                                                                                 --------------
                                                                                 $    5,113,225
                                                                                 --------------
                                 Health Care Supplies - 0.4%
     2,200,000        12.86      Medical Services Co., Floating Rate Note,
                                   10/15/11                                      $    2,156,000
     3,615,000                   Pts Acquisition, 9.75%, 4/15/17 (144A)               5,182,201
                                                                                 --------------
                                                                                 $    7,338,201
                                                                                 --------------
                                 Managed Health Care - 0.5%
     7,950,000                   Multiplan, Inc., 10.375%, 4/15/16 (144A)        $    8,486,625
                                                                                 --------------
                                 Total Health Care Equipment & Services          $   46,710,533
                                                                                 --------------
                                 Pharmaceuticals & Biotechnology - 1.2%
                                 Biotechnology - 0.7%
    15,035,000                   Angiotech Pharmaceutical, 7.75%, 4/1/14 (d)     $   13,869,788
                                                                                 --------------
                                 Pharmaceuticals - 0.5%
     7,995,000                   Warner Chilcott Corp., 8.75%, 2/1/15            $    8,494,688
                                                                                 --------------
                                 Total Pharmaceuticals & Biotechnology           $   22,364,476
                                                                                 --------------
                                 Banks - 4.7%
                                 Diversified Banks - 4.7%
     9,425,000                   ALB Finance BV, 9.25%, 9/25/13 (144A)           $    9,189,375
     9,350,000                   ALB Finance BV, 9.375%, 12/31/49                     8,718,875
     6,675,000                   ATF Bank JSC, 9.25%, 4/12/12 (144A)                  6,736,477
     3,360,000                   ATF Bank, 9.0%, 5/11/16 (144A)                       3,261,552
     1,500,000                   ATF Capital BV, 10.0%, 12/31/49                      1,461,390
     4,530,000                   ATF Capital BV, 9.25%, 2/21/14 (144A)                4,473,375


26  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                                Value
                                 Diversified Banks - (continued)
$    3,370,000        9.75       Banco Macro SA, Floating Rate Note,
                                   12/18/36 (144A)                                  $    3,445,825
     5,000,000                   BTA Finance Luxembourg, 8.25%, 12/31/49                 4,654,700
     5,950,000                   Hipotecaria Su Casita SA, 8.50%,
                                   10/4/16 (144A)                                        6,440,875
     3,750,000        9.20       Kazkommerts Finance 2 BV, Floating Rate Note,
                                   11/29/49                                              3,806,250
     1,650,000                   Kazkommerts International BV, 8.0%, 11/3/15             1,666,500
     4,200,000                   Nexus, 10.5%, 3/7/12                                    4,242,000
     6,880,000                   PetroCommerce Finance, 8.75%, 12/17/09                  6,959,120
     3,465,000                   Russian Stand Bank, 7.5%, 10/7/10 (144A)                3,387,038
     9,200,000                   Sibacademfinance Plc, 9.0%, 5/12/09 (144A)              9,315,736
     1,725,000                   TNK-BP Finance SA, 6.625%, 3/20/17 (144A)               1,716,375
     7,070,000                   Turanalem Finance BV, 8.5%, 2/10/15 (144A)              7,123,025
                                                                                    --------------
                                                                                    $   86,598,488
                                                                                    --------------
                                 Total Banks                                        $   86,598,488
                                                                                    --------------
                                 Diversified Financials - 6.6%
                                 Consumer Finance - 1.9%
    12,355,000                   Ace Cash Express, Inc., 10.25%,
                                   10/1/14 (144A)                                   $   12,756,538
    13,595,000                   Banco Macro SA, 8.5%, 2/1/17 (144A)                    13,561,013
    10,000,000        5.33       SLM Corp., Floating Rate Note, 4/18/08                  9,952,300
                                                                                    --------------
                                                                                    $   36,269,851
                                                                                    --------------
                                 Diversified Financial Services - 1.0%
     5,380,000                   Centercredit International, 8.625%,
                                   1/30/14 (144A)                                   $    5,158,075
     1,290,000                   ISA Capital Do Brasil SA, 8.8%,
                                   1/30/17 (144A)                                        1,389,975
     2,145,000                   PGS Solutions, Inc., 9.625%, 2/15/15 (144A)             2,179,365
     5,645,000        12.36      Pna Intermed Holding Corp., Floating Rate Note,
                                   2/15/13                                               5,814,350
     2,505,000                   Zlomrex International, 8.5%, 2/1/14 (144A)              3,409,694
                                                                                    --------------
                                                                                    $   17,951,459
                                                                                    --------------
                                 Specialized Finance - 3.7%
     7,600,000        7.25       Alfa Div Pymt Rights Finance, Floating Rate
                                   Note, 12/15/11 (144A)                            $    7,581,000
     4,390,000                   Blt Finance BV, 7.5%, 5/15/14 (144A)                    4,433,900
     3,000,000                   Buffalo Thunder Rev Authority,
                                   9.375%, 12/15/14                                      3,082,500
     6,220,000                   Ceva Group Plc, 10.0%, 12/1/16 (144A)                   9,065,062
     2,800,000                   Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)                2,779,000


 The accompanying notes are an integral part of these financial statements.   27

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                               Value
                                 Specialized Finance - (continued)
$    5,450,000                   Empire Capital Resources, 9.375%, 12/15/11        $    5,858,750
     9,755,000                   Kar Holdings, Inc., 8.75%, 5/1/14 (144A)              10,023,263
     3,740,000                   Kar Holdings, Inc., 10.0%, 5/1/15 (144A)               3,875,575
     8,410,000                   NSG Holdings, LLC, 7.75%, 12/15/25 (144A)              8,851,525
    12,255,000                   Sally Holdings, 10.5%, 11/15/16 (144A)                12,745,200
                                                                                   --------------
                                                                                   $   68,295,775
                                                                                   --------------
                                 Total Diversified Financials                      $  122,517,085
                                                                                   --------------
                                 Insurance - 1.6%
                                 Insurance Brokers - 0.2%
     2,770,000                   Usi Holdings Corp., 9.75%, 5/15/15 (144A)         $    2,825,400
                                                                                   --------------
                                 Life & Health Insurance - 0.5%
     9,196,000                   Presidential Life Corp., 7.875%, 2/15/09          $    9,218,990
                                                                                   --------------
                                 Multi-Line Insurance - 0.4%
     3,320,000                   Liberty Mutual Group, 7.0%, 3/15/37 (144A)        $    3,335,963
     4,800,000                   Sul America Partecipacoe, 8.625%,
                                   2/15/12 (144A)                                       4,980,000
                                                                                   --------------
                                                                                   $    8,315,963
                                                                                   --------------
                                 Property & Casualty Insurance - 0.1%
     2,000,000                   Kingsway America, Inc., 7.5%, 2/1/14              $    2,069,586
                                                                                   --------------
                                 Reinsurance - 0.4%
     2,000,000        9.46       Foundation Re, Ltd., Floating Rate Note,
                                   11/24/08 (144A)                                 $    1,924,280
     5,755,000                   Platinum Underwriters Holdings, 7.50%, 6/1/17          6,096,657
                                                                                   --------------
                                                                                   $    8,020,937
                                                                                   --------------
                                 Total Insurance                                   $   30,450,876
                                                                                   --------------
                                 Real Estate - 1.3%
                                 Real Estate Management & Development - 1.0%
       895,000                   China Properties Group, 9.125%,
                                   5/4/14 (144A)                                   $      893,881
     8,395,000                   Greentown China Holds, 9.0%, 11/8/13 (144A)            8,793,763
     8,405,000                   Inversiones Y Rep, 8.5%, 2/2/17 (144A)                 8,447,025
                                                                                   --------------
                                                                                   $   18,134,669
                                                                                   --------------
                                 Real Estate Investment Trust - 0.3%
     5,025,000                   Trustreet Properties, Inc., 7.5%, 4/1/15          $    5,476,793
                                                                                   --------------
                                 Total Real Estate                                 $   23,611,462
                                                                                   --------------
                                 Software & Services - 1.8%
                                 Application Software - 0.2%
     2,695,000                   Open Solutions, Inc., 9.75%, 2/15/15 (144A)       $    2,782,588
                                                                                   --------------


28  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                             Value
                                 Data Processing & Outsourced Services - 0.9%
$    1,360,000                   Ipayment, Inc., 9.75%, 5/15/14                  $    1,416,100
    15,480,000                   Pegasus Solutions, Inc., 10.5%, 4/15/15             15,480,000
                                                                                 --------------
                                                                                 $   16,896,100
                                                                                 --------------
                                 IT Consulting & Other Services - 0.7%
        12,790                   Msx International, 12.5%, 4/1/12 (144A)         $   12,885,925
                                                                                 --------------
                                 Total Software & Services                       $   32,564,613
                                                                                 --------------
                                 Technology Hardware & Equipment - 2.3%
                                 Communications Equipment - 1.0%
    11,040,000                   Huges Network System, 9.5%, 4/15/14             $   11,619,600
     6,425,000                   Mastec, Inc., 7.625%, 2/1/17 (144A)                  6,489,250
                                                                                 --------------
                                                                                 $   18,108,850
                                                                                 --------------
                                 Computer Hardware - 0.8%
     5,455,000                   Activant Solutions, Inc., 9.5%, 5/1/16          $    5,400,450
     7,775,000                   Compucom Systems, Inc., 12.0%,
                                   11/1/14 (144A)                                     8,397,000
                                                                                 --------------
                                                                                 $   13,797,450
                                                                                 --------------
                                 Technology Distributors - 0.5%
     9,575,000                   Da-Lite Screen Co., Inc., 9.5%, 5/15/11         $   10,053,750
                                                                                 --------------
                                 Total Technology Hardware & Equipment           $   41,960,050
                                                                                 --------------
                                 Semiconductors - 0.7%
                                 Semiconductor Equipment - 0.1%
     2,545,000                   Freescale Semiconductor, 8.875%,
                                   12/15/14 (144A)                               $    2,548,181
                                                                                 --------------
                                 Semiconductors - 0.6%
     6,550,000        9.23       Freescale Semiconductor, Floating Rate Note,
                                   12/14/14 (144A)                               $    6,550,000
     4,150,000                   NXP BV, 7.785%, 10/15/14 (144A)                      4,316,000
                                                                                 --------------
                                                                                 $   10,866,000
                                                                                 --------------
                                 Total Semiconductors                            $   13,414,181
                                                                                 --------------
                                 Telecommunication Services - 8.3%
                                 Integrated Telecommunication Services - 1.9%
    11,035,000                   Eschelon Operating Co., 8.375%, 3/15/10         $   10,662,569
    15,745,000                   PGS Solutions, Inc., 9.875%, 2/15/17 (144A)         16,296,075
     5,700,000                   Stratos Global Corp., 9.875%, 2/15/13                6,170,250
       980,000                   Tele Norte Leste Participacoes,
                                   8.0%, 12/18/13                                     1,043,700
                                                                                 --------------
                                                                                 $   34,172,594
                                                                                 --------------


 The accompanying notes are an integral part of these financial statements.   29

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

             Principal        Floating
               Amount         Rate (c)                                                               Value
                                          Wireless Telecommunication Services - 6.4%
         $   16,205,000                   Broadview Networks Holdings, 11.375%,
                                            9/1/12 (144A)                                   $   17,339,350
EURO          3,685,000                   Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)                5,169,301
EURO         14,415,000                   Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)                14,883,488
              4,885,000        13.60      Cleveland Unlimited, Inc., Floating Rate Note,
                                            12/15/10 (144A)                                      5,336,863
             13,640,000                   Cricket Communications I, 9.375%,
                                            11/1/14 (144A)                                      14,560,700
              7,600,000                   Digicel, Ltd., 9.25%, 9/1/12 (144A)                    8,075,000
              4,000,000        9.97       Hellas Tel Finance, Floating Rate Note,
                                            1/15/15 (144A)                                       5,624,834
              6,870,000                   Inmarsat Finance Plc, 10.375%,
                                            11/15/12 (STEP)                                      6,526,500
             17,710,000                   Intelsat Intermediate, 9.25%, 2/1/15 (STEP)           14,876,400
              1,950,000                   Mobile Telesystems Finance, 8.0%, 1/28/12              2,067,000
             16,870,000                   True Move Co., Ltd., 10.75%, 12/16/13 (144A)          17,713,481
              2,000,000                   UBS (Vimpelcom), 8.375%, 10/22/11 (144A)               2,142,500
              4,750,000                   UBS (Vimpelcom), 8.25%, 5/23/16 (144A)                 5,096,750
                                                                                            --------------
                                                                                            $  119,412,167
                                                                                            --------------
                                          Total Telecommunication Services                  $  153,584,761
                                                                                            --------------
                                          Utilities - 1.1%
                                          Electric Utilities - 0.9%
              6,507,000                   AES Chivor, 9.75%, 12/30/14 (144A)                $    7,369,178
              2,204,475                   Juniper Generation, 6.79%, 12/31/14 (144A)             2,232,207
              5,940,000                   Mirant JPSCO Finance, Ltd., 11.0%,
                                            7/6/16 (144A)                                        6,534,000
                                                                                            --------------
                                                                                            $   16,135,385
                                                                                            --------------
                                          Gas Utilities - 0.2%
              4,065,000        7.20       Southern Union Co., 7.2%, 11/1/66                 $    4,132,373
                                                                                            --------------
                                          Total Utilities                                   $   20,267,758
                                                                                            --------------
                                          TOTAL CORPORATE BONDS
                                          (Cost $1,530,084,289)                             $1,595,890,287
                                                                                            --------------
                                          FOREIGN GOVERNMENT BONDS - 0.8%
ITL       1,450,000,000                   Banco Nac De Desen Econo, 8.0%, 4/28/10           $    1,111,681
BRL          10,350,000                   Federal Republic of Brazil, 12.5%, 1/5/16              6,039,323
COP       2,510,000,000                   Republic of Columbia, 11.75%, 3/1/10                   1,263,891
COP      10,258,000,000                   Republic of Columbia, 12.0%, 10/22/15                  5,604,806
                                                                                            --------------
                                                                                            $   14,019,701
                                                                                            --------------
                                          TOTAL FOREIGN GOVERNMENT BONDS
                                          (Cost $10,867,867)                                $   14,019,701
                                                                                            --------------


30  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                                Value
                                 MUNICIPAL BONDS - 0.8%
                                 Muni Airport - 0.0%
$       15,000                   New Jersey Economic Development Authority
                                   Special Facility Revenue, 7.0%, 11/15/30         $       15,994
                                                                                    --------------
                                 Muni Facilities - 0.0%
       250,000                   East Chicago Ind Exempt Facilities,
                                   7.0%, 1/1/14                                     $      265,095
                                                                                    --------------
                                 Muni School District - 0.5%
     8,875,000        9.50       Non-Profit Preferred Funding Trust I Var St,
                                   Floating Rate Note, 9/15/37                      $    8,893,638
                                                                                    --------------
                                 Muni Utilities - 0.3%
     3,835,000        7.62       San Antonio Texas Electric & Gas, Floating Rate
                                   Note, 2/1/19 (144A)                              $    5,063,964
                                                                                    --------------
                                 TOTAL MUNICIPAL BONDS
                                 (Cost $14,105,726)                                 $   14,238,691
                                                                                    --------------
                                 SENIOR FLOATING RATE LOAN INTERESTS - 3.9%**
                                 Energy - 0.4%
                                 Oil & Gas Exploration & Production - 0.4%
       500,000                   Concho Resources, Term Loan (Second Lien),
                                   9.10%, 3/27/12                                   $      500,938
     4,430,000                   Sandridge Energy, Inc., Fixed Rate Loan,
                                   8.825%, 4/1/15                                        4,573,975
     1,680,000                   Sandridge Energy, Inc., Unsecured Term Loan,
                                   8.975%, 4/1/14                                        1,730,400
                                                                                    --------------
                                                                                    $    6,805,313
                                                                                    --------------
                                 Total Energy                                       $    6,805,313
                                                                                    --------------
                                 Materials - 0.5%
                                 Paper Packaging - 0.5%
     4,825,567                   Georgia-Pacific Corp., Term B Loan,
                                   7.09%, 12/20/12                                  $    4,854,839
     3,516,188                   Georgia-Pacific Corp., Add-on Term Loan B,
                                   7.09%, 12/20/12                                       3,538,652
                                                                                    --------------
                                                                                    $    8,393,491
                                                                                    --------------
                                 Total Materials                                    $    8,393,491
                                                                                    --------------
                                 Capital Goods - 0.2%
                                 Construction & Engineering - 0.1%
     2,000,000                   Custom Building Products, Inc., Second Lien
                                   Term Loan, 10.361%, 4/20/12                      $    1,999,167
                                                                                    --------------


 The accompanying notes are an integral part of these financial statements.   31

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                                 Value
                                 Construction, Farm Machinery & Heavy Trucks - 0.1%
$    1,500,000                   Rental Service Corp., Second Lien Initial Term
                                   Loan, 8.857%, 11/21/13                            $    1,525,500
                                                                                     --------------
                                 Total Capital Goods                                 $    3,524,667
                                                                                     --------------
                                 Commercial Services & Supplies - 0.1%
                                 Diversified Commercial Services - 0.1%
     1,150,000                   Collect Acquisition Corp., Term B Facility Loan,
                                   8.356%, 5/15/13                                   $    1,158,984
                                                                                     --------------
                                 Environmental & Facilities Services - 0.0%
     1,500,000                   Waste Services, Inc., Tranche D Term Loan,
                                   2.5%, 3/31/11                                     $    1,511,250
                                                                                     --------------
                                 Total Commercial Services & Supplies                $    2,670,234
                                                                                     --------------
                                 Automobiles & Components - 0.1%
                                 Automobile Manufacturers - 0.0%
       997,500                   General Motors Corp., Secured Term Loan,
                                   7.725%, 12/16/13                                  $    1,006,540
                                                                                     --------------
                                 Total Automobiles & Components                      $    1,006,540
                                                                                     --------------
                                 Consumer Durables & Apparel - 0.3%
                                 Homebuilding - 0.3%
       498,750                   LandSource Communities Development, Facility
                                   B Loan, 8.07%, 2/13/13                            $      502,374
     5,200,000                   LandSource Communities Development,
                                   2nd Lien Term Loan, 9.82%, 2/22/14                     5,272,150
                                                                                     --------------
                                                                                     $    5,774,524
                                                                                     --------------
                                 Total Consumer Durables & Apparel                   $    5,774,524
                                                                                     --------------
                                 Media - 0.2%
                                 Broadcasting & Cable TV - 0.1%
     1,000,000                   Charter Communications Operating, LLC, Third
                                   Lien Term Loan, 7.85%, 3/5/14                     $    1,002,084
     1,420,000                   Charter Communications Operating, LLC,
                                   Refinancing Term Loan, 2.0%, 3/5/14                    1,420,514
                                                                                     --------------
                                                                                     $    2,422,598
                                                                                     --------------
                                 Movies & Entertainment - 0.1%
     1,000,000                   Lodgenet Entertainment Corp., Closing Date
                                   Term Loan, 7.34%, 4/4/14                          $    1,008,334
                                                                                     --------------
                                 Total Media                                         $    3,430,932
                                                                                     --------------


32  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                                  Value
                                 Household & Personal Products - 0.0%
                                 Personal Products - 0.0%
$      250,000                   Brickman Group Holdings, Inc., Tranche B Term
                                   Loan, 7.399%, 1/23/14                              $      250,781
                                                                                      --------------
                                 Total Household & Personal Products                  $      250,781
                                                                                      --------------
                                 Health Care Equipment & Services - 0.6%
                                 Health Care Facilities - 0.5%
     9,850,000                   Community Health Systems, Inc., Senior
                                   Unsecured Loan, 4.0%, 4/19/08                      $    9,825,375
                                                                                      --------------
                                 Health Care Services - 0.1%
     1,994,975                   Healthsouth Corp., Term Loan B,
                                   7.847%, 3/10/13                                    $    2,011,184
                                                                                      --------------
                                 Total Health Care Equipment & Services               $   11,836,559
                                                                                      --------------
                                 Diversified Financials - 1.1%
                                 Diversified Financial Services - 0.9%
     3,256,755                   Aramark Corp., U.S. Term Loan,
                                   7.475%, 4/26/13                                    $    3,275,815
       232,750                   Aramark Corp., LC Facility Letter of Credit Loan,
                                   5.20%, 4/26/13                                            234,112
     4,100,000                   J.G.Wentworth, LLC, 1st Lien Term Loan,
                                   2.25%, 3/1/14                                           4,106,406
       500,000                   J.G.Wentworth, LLC, Second Lien Term Loan,
                                   5.0%, 3/1/14                                              507,500
     5,055,922                   Louis Topco, Ltd., Term Loan, 11.604%, 6/1/17             6,755,923
     2,040,595                   Nutro Products, Inc., Term Facility Loan,
                                   7.349%, 4/26/13                                         2,042,508
                                                                                      --------------
                                                                                      $   16,922,264
                                                                                      --------------
                                 Specialized Finance - 0.2%
     2,776,652                   Ace Cash Express, Term Loan,
                                   8.334%, 10/5/13                                    $    2,794,006
                                                                                      --------------
                                 Total Diversified Financials                         $   19,716,270
                                                                                      --------------
                                 Technology Hardware & Equipment - 0.4%
                                 Electronic Equipment & Instruments - 0.2%
       807,970                   Sally Holdings, LLC, Term B Loan,
                                   7.86%, 11/18/13                                    $      815,320
     4,545,000                   Sanmina - SCI Group, Term Loan,
                                   8.375%, 1/31/08                                         4,568,672
                                                                                      --------------
                                                                                      $    5,383,992
                                                                                      --------------


 The accompanying notes are an integral part of these financial statements.   33

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                         (continued)
--------------------------------------------------------------------------------

    Principal        Floating
      Amount         Rate (c)                                                          Value
                                 Electronic Manufacturing Services - 0.2%
$    2,551,500                   Baldor Electric Co., Term Loan,
                                   7.125%, 1/31/14                            $    2,564,524
                                                                              --------------
                                 Total Technology Hardware & Equipment        $    7,948,516
                                                                              --------------
                                 Telecommunication Services - 0.0%
                                 Wireless Telecommunication Services - 0.0%
     1,140,000                   Knology, Inc., Term Loan, 7.57%, 4/30/12     $    1,144,275
                                                                              --------------
                                 Total Telecommunication Services             $    1,144,275
                                                                              --------------
                                 TOTAL SENIOR SECURED FLOATING RATE
                                 LOAN INTERESTS
                                 (Cost $71,920,274)                           $   72,502,102
                                                                              --------------

     Shares
                                 RIGHTS/WARRANTS - 0.1%
                                 Energy - 0.1%
                                 Oil & Gas Drilling - 0.1%
    11,203,000                   Norse Energy Corp.*                          $    2,449,155
                                                                              --------------
                                 Total Energy                                 $    2,449,155
                                                                              --------------
                                 Materials - 0.0%
                                 Forest Products - 0.0%
         3,250                   Mandra Forestry, Exp. 5/15/13*               $            -
                                                                              --------------
                                 Total Materials                              $            -
                                                                              --------------
                                 Capital Goods - 0.0%
                                 Building Products - 0.0%
       133,000                   Thule Drilling*                              $            -
                                                                              --------------
                                 Total Capital Goods                          $            -
                                                                              --------------
                                 Transportation - 0.0%
                                 Railroads - 0.0%
         5,250                   Atlantic Express Transportation,
                                 Exp. 4/15/08                                 $       10,500
                                                                              --------------
                                 Total Transportation                         $       10,500
                                                                              --------------
                                 TOTAL RIGHTS/WARRANTS
                                 (Cost $1,460,198)                            $    2,459,655
                                                                              --------------


34  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                                          Value
                  TEMPORARY CASH INVESTMENTS - 2.8%
                  Commercial Paper - 1.0%
   18,900,000     Rabobank U.S.A. Finance, 5.29%, 5/1/07                    $   18,900,000
                                                                            --------------
                  Security Lending Collateral - 1.8%
   32,256,741     Securities Lending Investment Fund, 5.22%                 $   32,256,741
                                                                            --------------
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost $51,156,741)                                        $   51,156,741
                                                                            --------------
                  TOTAL INVESTMENT IN SECURITIES - 99.1%
                  (Cost $1,765,180,477) (a)                                 $1,838,104,320
                                                                            --------------
                  OTHER ASSETS AND LIABILITIES - 0.9%                       $   17,491,728
                                                                            --------------
                  TOTAL NET ASSETS - 100.0%                                 $1,855,596,048
                                                                            ==============

*     Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2007, the value of these securities amounted to $962,500,036 or 51.9% of total net assets.

STEP Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(a) At April 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,765,529,921 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost                                       $78,257,157
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value                                        (5,682,758)
                                                                               -----------
        Net unrealized gain                                                    $72,574,399
                                                                               ===========

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

        Netherlands                                                                   4.8%
        Norway                                                                        4.6
        Brazil                                                                        3.8
        Mexico                                                                        3.2
        Argentina                                                                     1.9
        United Kingdom                                                                1.9
        Canada                                                                        1.8
        South Africa                                                                  2.3
        Bermuda                                                                       2.6
        Sweden                                                                        1.0
        United States                                                                60.9
        Caymen Islands                                                                1.4
        Luxembourg                                                                    2.8
        Other (individually less than 1%)                                             7.0
                                                                                    -----
                                                                                    100.0%
                                                                                    =====


 The accompanying notes are an integral part of these financial statements.   35

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07                                     (continued)
--------------------------------------------------------------------------------

(c) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(d)   At April 30, 2007, the following securities were out on loan:

       Principal
          Amount     Description                                           Value
 $       337,500     Ainsworth Lumber, 6.75%, 3/15/14                $   233,719
       9,901,000     Angiotech Pharmaceutical, 7.75%, 4/1/14           9,133,673
       5,467,100     Cooper Standard Auto, 8.375%, 12/15/14            5,002,397
      10,093,950     Graham Packaging Co., 9.875%, 10/15/14           10,447,238
       1,311,600     Tech Olympic U.S.A, Inc., 10.375%, 7/1/12         1,046,001
       1,353,750     WCI Communities, Inc., 6.625%, 3/15/15            1,272,525
       1,318,500     WCI Communities, Inc., 7.875%, 10/1/13            1,265,760
       3,225,500     William Lyon Homes, 7.5%, 2/15/14                 2,854,568
                                                                     -----------
                     Total                                           $31,255,881
                                                                     ===========

NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

      BRL      Brazilian Real
      COP      Columbian Peso
      EURO     Euro
      ITL      Italian Lira
      NOK      Norwegian Krone

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2007 aggregated $855,888,097 and $265,802,825, respectively.


36  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
   $31,255,881) (cost $1,765,180,477)                                   $1,838,104,320
  Cash                                                                      12,845,704
  Foreign currencies, at value (cost $26,819,509)                           27,283,978
  Receivables -
   Investment securities sold                                               19,073,449
   Fund shares sold                                                         16,626,338
   Interest                                                                 38,480,572
   Forward foreign currency settlement contracts, net                            7,851
  Other                                                                        138,718
                                                                        --------------
     Total assets                                                       $1,952,560,930
                                                                        --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                      $   57,443,361
   Fund shares repurchased                                                   2,856,168
   Dividends                                                                 3,730,244
   Forward foreign currency portfolio hedge contracts, open - net              127,551
   Upon return of securities loaned                                         32,256,741
  Due to affiliates                                                            440,914
  Accrued expenses                                                             109,903
                                                                        --------------
     Total liabilities                                                  $   96,964,882
                                                                        --------------
NET ASSETS:
  Paid-in capital                                                       $1,765,335,778
  Undistributed net investment income                                        1,879,436
  Accumulated net realized gain on investments and foreign
    currency transactions                                                   15,133,211
  Net unrealized gain on investments                                        72,923,843
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies             323,780
                                                                        --------------
     Total net assets                                                   $1,855,596,048
                                                                        ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,120,588,862/87,369,652 shares)                   $        12.83
                                                                        ==============
  Class B (based on $156,124,383/12,200,971 shares)                     $        12.80
                                                                        ==============
  Class C (based on $563,032,225/44,123,997 shares)                     $        12.76
                                                                        ==============
  Class Y (based on $15,850,578/1,256,096 shares)                       $        12.62
                                                                        ==============
MAXIMUM OFFERING PRICE:
  Class A ($12.83 [divided by] 95.5%)                                   $        13.43
                                                                        ==============


 The accompanying notes are an integral part of these financial statements.   37

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/07

INVESTMENT INCOME:
  Interest (net of foreign taxes withheld of $80,596)       $64,346,483
  Income from securities loaned, net                             39,008
                                                            -----------
     Total investment income                                                  $ 64,385,491
                                                                              ------------
EXPENSES:
  Management fees                                           $ 4,808,672
  Transfer agent fees and expenses
    Class A                                                     444,661
    Class B                                                     119,968
    Class C                                                     267,988
    Class Y                                                          20
  Distribution fees
    Class A                                                   1,094,479
    Class B                                                     697,177
    Class C                                                   2,388,051
  Administrative reimbursements                                 172,187
  Custodian fees                                                 85,704
  Registration fees                                             122,254
  Professional fees                                              46,461
  Printing expense                                               45,273
  Fees and expenses of nonaffiliated trustees                    18,529
  Miscellaneous                                                  17,397
                                                            -----------
     Total expenses                                                           $ 10,328,821
     Less fees paid indirectly                                                     (30,865)
                                                                              ------------
     Net expenses                                                             $ 10,297,956
                                                                              ------------
       Net investment income                                                  $ 54,087,535
                                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
    Investments                                             $14,961,656
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          191,174       $ 15,152,830
                                                            -----------       ------------
  Change in net unrealized gain on:
    Investments                                             $50,719,399
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          270,525       $ 50,989,924
                                                            -----------       ------------
  Net gain on investments and foreign currency transactions                   $ 66,142,754
                                                                              ------------
  Net increase in net assets resulting from operations                        $120,230,289
                                                                              ============


38  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/07 and the Year Ended 10/31/06

                                                            Six Months
                                                              Ended           Year Ended
                                                             4/30/07           10/31/06
                                                           (unaudited)
FROM OPERATIONS:
Net investment income                                    $   54,087,535    $   64,782,731
Net realized gain on investments and foreign currency
  transactions                                               15,152,830         7,523,763
Change in net unrealized gain on investments and
  foreign currency transactions                              50,989,924        29,008,982
                                                         --------------    --------------
    Net increase in net assets resulting from
     operations                                          $  120,230,289    $  101,315,476
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.48 and $0.90 per share, respectively)    $  (33,175,011)   $  (33,985,380)
    Class B ($0.43 and $0.80 per share, respectively)        (4,834,761)       (7,529,358)
    Class C ($0.44 and $0.80 per share, respectively)       (16,639,642)      (22,529,789)
    Class Y ($0.49 and $0.76 per share, respectively)          (150,267)             (783)
Net realized gain:
    Class A ($0.06 and $0.03 per share, respectively)        (3,435,262)         (987,789)
    Class B ($0.06 and $0.03 per share, respectively)          (651,210)         (283,524)
    Class C ($0.06 and $0.03 per share, respectively)        (2,128,471)         (831,672)
    Class Y ($0.06 and $0.00 per share, respectively)              (427)                -
                                                         --------------    --------------
     Total distributions to shareowners                  $  (61,015,051)   $  (66,148,295)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  687,282,802    $  647,426,959
Reinvestment of distributions                                37,082,409        34,600,436
Cost of shares repurchased                                 (131,641,929)     (244,251,199)
Redemption fees                                                       -            52,079
                                                         --------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                             $  592,723,282    $  437,828,275
                                                         --------------    --------------
    Net increase in net assets                           $  651,938,520    $  472,995,456
NET ASSETS:
Beginning of period                                       1,203,657,528       730,662,072
                                                         --------------    --------------
End of period                                            $1,855,596,048    $1,203,657,528
                                                         --------------    --------------
Undistributed net investment income                      $    1,879,436    $    2,591,582
                                                         ==============    ==============


 The accompanying notes are an integral part of these financial statements.   39

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                 (continued)
--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount
                                  (unaudited)      (unaudited)      '06 Shares        '06 Amount
CLASS A
Shares sold                        38,775,188    $ 487,331,346       35,146,305    $  426,400,341
Reinvestment of distributions       2,037,608       25,641,904        1,738,808        21,097,280
Redemption fees                             -                -                -            40,812
Less shares repurchased            (6,905,493)     (86,892,427)     (12,363,336)     (149,409,668)
                                   ----------    -------------      -----------    --------------
    Net increase                   33,907,303    $ 426,080,823       24,521,777    $  298,128,765
                                   ==========    =============      ===========    ==============
CLASS B
Shares sold                         2,502,043    $  31,414,562        4,017,473    $   48,542,490
Reinvestment of distributions         189,441        2,371,858          268,477         3,245,601
Redemption fees                             -                -                -             3,009
Less shares repurchased            (1,097,579)     (13,748,325)      (1,984,535)      (23,969,774)
                                   ----------    -------------      -----------    --------------
    Net increase                    1,593,905    $  20,038,095        2,301,415    $   27,821,326
                                   ==========    =============      ===========    ==============
CLASS C
Shares sold                        12,234,897    $ 153,074,230       14,305,932    $  172,449,140
Reinvestment of distributions         713,824        8,919,554          850,505        10,257,555
Redemption fees                             -                -                -             8,258
Less shares repurchased            (2,476,726)     (31,001,177)      (5,890,734)      (70,871,757)
                                   ----------    -------------      -----------    --------------
    Net increase                   10,471,995    $ 130,992,607        9,265,703    $  111,843,196
                                   ==========    =============      ===========    ==============
CLASS Y
Shares sold                         1,241,298    $  15,462,664            2,924    $       34,988
Reinvestment of distributions          11,874          149,093                -                 -
                                   ----------    -------------      -----------    --------------
    Net increase                    1,253,172    $  15,611,757            2,924    $       34,988
                                   ==========    =============      ===========    ==============


40  The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        4/30/07     Year Ended   Year Ended  Year Ended    Year Ended   Year Ended
CLASS A                                               (unaudited)    10/31/06     10/31/05   10/31/04(a)   10/31/03(a)  10/31/02(a)
Net asset value, beginning of period                  $    12.34     $  11.88     $  11.79      $ 11.31      $ 8.56       $ 9.51
                                                      ----------     --------     --------      -------      ------       ------
Increase (decrease) from investment operations:
 Net investment income                                $     0.47     $   0.90     $   0.90      $  0.69      $ 1.00       $ 1.02
 Net realized and unrealized gain (loss)
   on investments and foreign currency transactions         0.56         0.49         0.09         0.89        2.75        (0.95)
                                                      ----------     --------     --------      -------      ------       ------
  Net increase from investment operations             $     1.03     $   1.39     $   0.99      $  1.58      $ 3.75       $ 0.07
Distributions to shareowners:
 Net investment income                                     (0.48)       (0.90)       (0.90)       (0.89)      (1.00)       (1.02)
 Net realized gain                                         (0.06)       (0.03)           -        (0.21)          -            -
                                                      ----------     --------     --------      -------      ------       ------
Total distributions                                   $    (0.54)    $  (0.93)    $  (0.90)     $ (1.10)     $(1.00)      $(1.02)
                                                      ----------     --------     --------      -------      ------       ------
Redemption Fee                                        $        -     $   0.00(b)  $   0.00(b    $     -      $    -       $    -
                                                      ----------     --------     --------      -------      ------       ------
Net increase (decrease) in net asset value            $     0.49     $   0.46     $   0.09      $  0.48      $ 2.75       $(0.95)
                                                      ----------     --------     --------      -------      ------       ------
Net asset value, end of period                        $    12.83     $  12.34     $  11.88      $ 11.79      $11.31       $ 8.56
                                                      ==========     ========     ========      =======      ======       ======
Total return*                                               8.57%       12.12%        8.52%       14.82%      45.58%        0.31%
Ratio of net expenses to average net assets+                1.07%**      1.10%        1.04%        0.75%       0.75%        0.75%
Ratio of net investment income to average net assets+       7.59%**      7.44%        7.40%        8.02%       9.76%       10.79%
Portfolio turnover rate                                       37%**        41%          36%          50%        124%          47%
Net assets, end of period (in thousands)              $1,120,589     $659,845     $343,886      $70,063      $  848       $  642
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                               1.07%**      1.18%        1.18%        1.41%      14.37%       18.70%
 Net investment income (loss)                               7.59%**      7.37%        7.26%        7.36%      (3.68)%      (7.16)%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                               1.07%**      1.10%        1.04%        0.75%       0.75%        0.75%
 Net investment income                                      7.59%**      7.44%        7.40%        8.02%       9.76%       10.79%

(a) The Fund commenced operations on 8/27/01 and was first publicly offered on December 1, 2003.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                               Ended                               12/1/03 (a)
                                                                              4/30/07     Year Ended   Year Ended      to
CLASS B                                                                     (unaudited)    10/31/06     10/31/05     10/31/04
Net asset value, beginning of period                                         $  12.31      $  11.85      $ 11.76     $ 11.47
                                                                             --------      --------      -------     -------
Increase from investment operations:
 Net investment income                                                       $   0.42      $   0.80      $  0.80     $  0.82
 Net realized and unrealized gain on investments and
  foreign currency transactions                                                  0.56          0.49         0.09        0.49
                                                                             --------      --------      -------     -------
  Net increase from investment operations                                    $   0.98      $   1.29      $  0.89     $  1.31
Distributions to shareowners:
 Net investment income                                                          (0.43)        (0.80)       (0.80)      (0.81)
 Net realized gain                                                              (0.06)        (0.03)           -       (0.21)
                                                                             --------      --------      -------     -------
Total distributions                                                          $  (0.49)     $  (0.83)     $ (0.80)    $ (1.02)
                                                                             --------      --------      -------     -------
Redemption Fee                                                               $      -      $   0.00(b)   $  0.00(b)  $     -
                                                                             --------      --------      -------     -------
Net increase in net asset value                                              $   0.49      $   0.46      $  0.09     $  0.29
                                                                             --------      --------      -------     -------
Net asset value, end of period                                               $  12.80      $  12.31      $ 11.85     $ 11.76
                                                                             ========      ========      =======     =======
Total return*                                                                    8.14%        11.25%        7.62%      12.12%
Ratio of net expenses to average net assets+                                     1.89%**       1.96%        1.91%       1.58%**
Ratio of net investment income to average net assets+                            6.81%**       6.63%        6.57%       7.26%**
Portfolio turnover rate                                                            37%**         41%          36%         50%
Net assets, end of period (in thousands)                                     $156,124      $130,563      $98,462     $20,408
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                    1.89%**       1.96%        1.97%       2.20%**
 Net investment income                                                           6.81%**       6.60%        6.51%       6.64%**
Ratios with waiver of management fees paid by PIM and reduction for fees paid indirectly:
 Net expenses                                                                    1.88%**       1.96%        1.91%       1.58%**
 Net investment income                                                           6.82%**       6.60%        6.57%       7.26%**

(a) Class B shares were first publicly offered on December 1, 2003.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Six Months
                                                                          Ended                                   12/1/03 (a)
                                                                         4/30/07      Year Ended    Year Ended        to
CLASS C                                                                (unaudited)     10/31/06      10/31/05      10/31/04
Net asset value, beginning of period                                    $  12.28       $  11.82      $  11.74       $ 11.47
                                                                        --------       --------      --------       -------
Increase from investment operations:
 Net investment income                                                  $   0.42       $   0.80      $   0.80       $  0.77
 Net realized and unrealized gain on investments and
  foreign currency transactions                                             0.56           0.49          0.08          0.47
                                                                        --------       --------      --------       -------
  Net increase from investment operations                               $   0.98       $   1.29      $   0.88       $  1.24
Distributions to shareowners:
 Net investment income                                                     (0.44)         (0.80)        (0.80)        (0.76)
 Net realized gain                                                         (0.06)         (0.03)            -         (0.21)
                                                                        --------       --------      --------       -------
Total distributions                                                     $  (0.50)      $  (0.83)     $  (0.80)      $ (0.97)
                                                                         -------       --------      --------       -------
Redemption Fee                                                          $      -       $   0.00(b)   $   0.00(b)    $     -
                                                                        --------       --------      --------       -------
Net increase in net asset value                                         $   0.48       $   0.46      $   0.08       $  0.27
                                                                        --------       --------      --------       -------
Net asset value, end of period                                          $  12.76       $  12.28      $  11.82       $ 11.74
                                                                        ========       ========      ========       =======
Total return*                                                               8.11%         11.30%         7.60%        11.45%
Ratio of net expenses to average net assets+                                1.83%**        1.89%         1.84%         1.51%**
Ratio of net investment income to average net assets+                       6.84%**        6.66%         6.63%         7.30%**
Portfolio turnover rate                                                       37%**          41%           36%           50%
Net assets, end of period (in thousands)                                $563,032       $413,213      $288,314       $92,501
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               1.83%**        1.89%         1.91%         2.11%**
 Net investment income                                                      6.84%**        6.66%         6.56%         6.70%**
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                               1.83%**        1.89%         1.84%         1.51%**
 Net investment income                                                      6.84%**        6.66%         6.63%         7.30%**

(a) Class C shares were first publicly offered on December 1, 2003.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended       12/28/05 (a)
                                                        4/30/07           to
                                                      (unaudited)      10/31/06
CLASS Y
Net asset value, beginning of period                    $ 12.19         $11.95
                                                        -------         ------
Increase from investment operations:
  Net investment income                                 $  0.47         $ 0.77
  Net realized and unrealized gain on investments
   and foreign currency transactions                       0.51           0.23
                                                        -------         ------
   Net increase from investment operations              $  0.98         $ 1.00
Distributions to shareowners:
  Net investment income                                   (0.49)         (0.76)
  Net realized gain                                       (0.06)             -
                                                        -------         ------
Net increase in net asset value                         $  0.43         $ 0.24
                                                        -------         ------
Net asset value, end of period                          $ 12.62         $12.19
                                                        =======         ======
Total return*                                              8.19%          8.63%
Ratio of net expenses to average net assets+               0.71%**        0.73%**
Ratio of net investment income to average
  net assets+                                              7.47%**        7.66%**
Portfolio turnover rate                                      37%**          41%**
Net assets, end of period (in thousands)                $15,851         $   36
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                             0.71%**        0.73%**
  Net investment income                                    7.47%**        7.66%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                             0.71%**        0.73%**
  Net investment income                                    7.47%**        7.66%**

(a) Class Y shares were first publicly offered on December 28, 2005
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Global High Yield Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions. Information regarding the Fund's principal risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

The Fund offers four classes of shares - Class A, Class B, Class C shares and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class Y shareowners, respectively. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07                               (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. At April 30, 2007, there were no securities fair valued. Temporary cash investments are valued at net asset value.

    All discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. (See Note 6)

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                   $64,045,310
  Long-term capital gain                                              2,102,985
                                                                    -----------
    Total                                                           $66,148,295
                                                                    ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2006:

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 9,065,941
  Undistributed long-term gain                                        3,114,424
  Dividend payable                                                   (3,024,925)
  Unrealized appreciation                                            21,889,592
                                                                    -----------
    Total                                                           $31,045,032
                                                                    ===========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, accrued interest on defaulted bonds and the mark to market of forward currency contracts.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $274,110 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2007.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of col-

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

    lateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

H.  Management Agreement

    Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; and 0.65% of the next $500 million; and 0.60% of the excess over $1 billion. Effective January 1, 2007, Pioneer's fee is subject to an additional breakpoint. The Fund pays Pioneer a fee at the annual rate of 0.55% of the Fund's average daily net assets greater than $1.5 billion. For the six months ended April 30, 2007, the net management fee was equivalent to 0.65% of the average daily net assets.

    PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund expenses to 1.10%, 2.00% and 2.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through March 1, 2010 for Class A shares and through March 1, 2008 for Class B and Class C shares.

    In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2007, $103,995 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $255,324 in transfer agent fees receivable from PIMSS at April 30, 2007.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution Plan

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $81,595 in distribution fees payable to PFD at April 30, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2007, CDSCs in the amount of $215,261 were paid to PFD.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $200 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $200 million or the limits set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2007, the Fund had no borrowings under this agreement.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                   (continued)
--------------------------------------------------------------------------------

6. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2007, the Fund's expenses were reduced by $30,865 such arrangements.

7. Forward Foreign Currency Contracts

At April 30, 2007, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open Portfolio hedges at April 30, 2007 were as follows:

--------------------------------------------------------------------------------------------
                   Net                                                              Net
               Contracts to       In Exchange    Settlement                     Unrealized
 Currency   (deliver)/receive         For           Date           Value        Gain (loss)
--------------------------------------------------------------------------------------------
  CHF           22,897,399      $  19,443,958      4/18/08     $  19,456,241     $   12,283
  EUR          (13,375,000)       (18,140,544)     5/11/07       (18,269,836)      (129,292)
  NOK          (19,602,000)        (3,284,985)     5/10/07        (3,295,527)       (10,542)
                                                                                 ----------
                                                                                 $ (127,551)
                                                                                 ==========
--------------------------------------------------------------------------------------------

The Fund's gross forward currency settlement contracts receivable and payable were $18,965,791, and $18,957,940, respectively, resulting in a net receivable of $7,851.

8. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's (series', trust's) tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year in which they are realized. Adoption

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than September 28, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one and three year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group considered appropriate by the Independent Trustees for this purpose and the Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index. The Fund's performance, based upon total return, was in the first quintile of its Morningstar category peer group for the 12 months ended June 30, 2006 and in the first quintile of the peer group for the three years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield of the Fund, before deduction of expenses, compared to the yield of the index. The Trustees, focusing on three-year total returns, concluded that the performance of the Fund was strong.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 (after giving effect to the expense limitation) to be in the first quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

    Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of break points at future asset levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Global High Yield Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                  Officers
John F. Cogan, Jr., Chairman              John F. Cogan, Jr., President
David R. Bock                             Daniel K. Kingsbury, Executive Vice
Mary K. Bush                                President
Margaret B.W. Graham                      Vincent Nave, Treasurer
Daniel K. Kingsbury                       Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                   www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 29, 2007

* Print the name and title of each signing officer under his or her signature.